(13) Income Taxes - Effective Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
U.S. Federal statutory income tax rate	21.00%	21.00%
State income tax, net of federal benefit	1.83%	1.83%
Others	0.00%	0.00%
Valuation allowance	22.60%	22.60%
Effective tax rate	0.00%	0.00%